REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 3,821,683	$ 3,137,795
Provisional pricing adjustments on concentrate sales	2,195	318
Gold	3,714,917	3,047,019
Silver	69,876	73,904
Zinc	13,679	2,312
Copper	23,211	14,560
Total revenues from mining operations	3,823,878	3,138,113
Provisionally concentrate sales	$ 13,545	$ 11,867
Precious metals revenue (as percentage of total revenue)	99.00%	99.50%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of total revenue from mining operations	86.40%	84.30%
Revenues from mining operations:
Total revenues from mining operations	$ 3,305,343	$ 2,646,542
Customer 1
Revenues from mining operations:
Total revenues from mining operations	1,127,187	798,698
Customer 2
Revenues from mining operations:
Total revenues from mining operations	858,983	799,405
Customer 3
Revenues from mining operations:
Total revenues from mining operations	733,177	628,940
Customer 4
Revenues from mining operations:
Total revenues from mining operations	$ 586,196	$ 419,499